STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 5.0%
Advertising - 0.1%
Omnicom Group, Inc.	1,376	$103,627

Alternative Carriers - 0.1%
AST SpaceMobile, Inc. (a)	963	79,804

Broadcasting - 0.2%
Fox Corp. - Class A	813	47,480
Fox Corp. - Class B	680	36,108
Nexstar Media Group, Inc.	152	27,486
Paramount Skydance Corp.	3,858	34,799
		145,873
Cable & Satellite - 0.8%
Charter Communications, Inc. - Class A (a)	398	85,920
Comcast Corp. - Class A	16,237	466,164
Liberty Broadband Corp. - Class A (a)	25	1,255
Liberty Broadband Corp. - Class C (a)	497	24,999
Sirius XM Holdings, Inc.	796	18,372
Versant Media Group, Inc.	625	23,138
		619,848
Integrated Telecommunication Services - 2.4%
AT&T, Inc.	31,743	920,230
Verizon Communications, Inc.	17,396	873,279
		1,793,509
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	31	6,320
ROBLOX Corp. - Class A (a)	561	31,730
		38,050
Interactive Media & Services - 0.1%
IAC, Inc. (a)	192	7,686
Match Group, Inc.	944	28,990
Pinterest, Inc. - Class A (a)	616	11,297
		47,973
Movies & Entertainment - 0.6%
Walt Disney Co.	4,605	443,830
Warner Music Group Corp. - Class A	221	5,644
		449,474
Publishing - 0.1%
News Corp. - Class A	1,137	28,345
News Corp. - Class B	319	9,095
		37,440
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA	432	32,374

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
T-Mobile US, Inc.	1,747	$366,922
		399,296
Total Communication Services		3,714,894

Consumer Discretionary - 5.2%
Apparel Retail - 0.1%
Abercrombie & Fitch Co. - Class A (a)	201	18,365
Burlington Stores, Inc. (a)	5	1,627
Gap, Inc.	955	23,111
Ross Stores, Inc.	173	37,477
TJX Cos., Inc.	2	320
		80,900
Apparel, Accessories & Luxury Goods - 0.1%
Levi Strauss & Co. - Class A	281	5,196
Lululemon Athletica, Inc. (a)	178	27,252
Ralph Lauren Corp.	20	6,880
Tapestry, Inc.	194	27,375
VF Corp.	1,633	27,744
		94,447
Automobile Manufacturers - 0.8%
Ford Motor Co.	17,068	196,965
General Motors Co.	4,075	303,587
Stellantis NV	7,764	55,047
Thor Industries, Inc.	219	17,496
		573,095
Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	987	68,537
BorgWarner, Inc.	923	50,082
Gentex Corp.	630	13,766
Lear Corp.	231	27,969
		160,354
Automotive Retail - 0.2%
AutoNation, Inc. (a)	149	29,094
CarMax, Inc. (a)	654	27,193
Lithia Motors, Inc.	106	26,470
Murphy USA, Inc.	66	32,602
Penske Automotive Group, Inc.	65	9,719
		125,078
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	12	6,865
eBay, Inc.	1,091	99,303
Etsy, Inc. (a)	223	11,145
Macy's, Inc.	1,140	20,623
		137,936

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	191	$15,696
Caesars Entertainment, Inc. (a)	106	2,802
Churchill Downs, Inc.	77	6,917
MGM Resorts International (a)	472	17,469
		42,884
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	833	53,479
GameStop Corp. - Class A (a)	189	4,354
		57,833
Consumer Electronics - 0.0% (b)
Garmin Ltd.	134	31,089

Distributors - 0.1%
Genuine Parts Co.	554	58,585
LKQ Corp.	1,111	32,630
Pool Corp.	102	20,638
		111,853
Education Services - 0.0% (b)
Bright Horizons Family Solutions, Inc. (a)	7	575

Footwear - 0.2%
Crocs, Inc. (a)	190	15,774
Deckers Outdoor Corp. (a)	132	13,212
NIKE, Inc. - Class B	2,865	151,329
		180,315
Home Furnishings - 0.0% (b)
Mohawk Industries, Inc. (a)	224	22,055
Somnigroup International, Inc.	15	1,109
		23,164
Home Improvement Retail - 1.4%
Floor & Decor Holdings, Inc. - Class A (a)	94	4,775
Home Depot, Inc.	2,074	682,118
Lowe's Cos., Inc.	1,524	360,091
		1,046,984
Homebuilding - 0.6%
DR Horton, Inc.	1,168	160,273
Lennar Corp. - Class A	931	80,848
Lennar Corp. - Class B	18	1,514
NVR, Inc. (a)	5	32,949
PulteGroup, Inc.	867	101,968
Toll Brothers, Inc.	428	58,409
TopBuild Corp. (a)	8	2,811
		438,772

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Homefurnishing Retail - 0.1%
RH (a)	21	$2,936
Williams-Sonoma, Inc.	228	41,572
		44,508
Hotels, Resorts & Cruise Lines - 0.1%
Choice Hotels International, Inc.	41	4,244
Norwegian Cruise Line Holdings Ltd. (a)	563	10,528
Travel + Leisure Co.	254	17,574
Wyndham Hotels & Resorts, Inc.	130	10,560
		42,906
Household Appliances - 0.0% (b)
Whirlpool Corp.	224	12,078

Leisure Facilities - 0.0% (b)
Vail Resorts, Inc.	143	18,350

Leisure Products - 0.1%
Brunswick Corp.	286	20,809
Hasbro, Inc.	538	50,357
Mattel, Inc. (a)	1,278	18,569
YETI Holdings, Inc. (a)	203	7,428
		97,163
Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	906	16,915
Dick's Sporting Goods, Inc.	271	53,737
Tractor Supply Co.	874	39,592
Ulta Beauty, Inc. (a)	21	10,977
		121,221
Restaurants - 0.5%
Aramark	572	23,189
Darden Restaurants, Inc.	303	59,400
Domino's Pizza, Inc.	3	1,076
McDonald's Corp.	695	215,999
Starbucks Corp.	547	49,006
Yum! Brands, Inc.	11	1,710
		350,380
Specialized Consumer Services - 0.1%
ADT, Inc.	3,180	20,893
H&R Block, Inc.	572	18,155
Service Corp. International	446	36,799
		75,847
Total Consumer Discretionary		3,867,732

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 8.2%
Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	2,081	$151,268
Bunge Global SA	723	91,966
Darling Ingredients, Inc. (a)	653	40,388
Ingredion, Inc.	261	29,404
		313,026
Brewers - 0.0% (b)
Molson Coors Beverage Co. - Class B	704	30,314

Consumer Staples Merchandise Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	390	38,384
Dollar General Corp.	958	113,743
Dollar Tree, Inc. (a)	812	88,922
Target Corp.	2,039	247,127
Walmart, Inc.	2,310	287,087
		775,263
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	27
Brown-Forman Corp. - Class B	903	23,875
Constellation Brands, Inc. - Class A	595	89,250
		113,152
Food Distributors - 0.3%
Performance Food Group Co. (a)	661	56,621
Sysco Corp.	2,072	147,796
US Foods Holding Corp. (a)	458	42,232
		246,649
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,314	22,390
Casey's General Stores, Inc.	2	1,456
Kroger Co.	2,592	187,557
Maplebear, Inc. (a)	139	5,207
Sprouts Farmers Market, Inc. (a)	331	25,530
		242,140
Household Products - 1.7%
Church & Dwight Co., Inc.	340	31,729
Clorox Co.	536	55,546
Colgate-Palmolive Co.	1,296	110,458
Kimberly-Clark Corp.	1,400	135,058
Procter & Gamble Co.	6,380	921,527
Reynolds Consumer Products, Inc.	345	7,307
		1,261,625
Packaged Foods & Meats - 1.1%
Campbell's Co.	788	17,549
Conagra Brands, Inc.	1,990	31,283

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
General Mills, Inc.	2,331	$86,760
Hershey Co.	281	58,417
Hormel Foods Corp.	1,158	26,229
J M Smucker Co.	445	42,916
JBS NV - Class A (a)	1,677	30,119
Kraft Heinz Co.	3,951	88,858
Lamb Weston Holdings, Inc.	621	26,243
Marzetti Co.	14	1,937
McCormick & Co., Inc.	946	47,716
Mondelez International, Inc. - Class A	4,779	275,462
Pilgrim's Pride Corp.	253	9,553
Post Holdings, Inc. (a)	182	17,992
Tyson Foods, Inc. - Class A	1,231	78,870
		839,904
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	68	1,094
Estee Lauder Cos., Inc. - Class A	438	31,435
Kenvue, Inc.	8,940	154,126
		186,655
Soft Drinks & Non-alcoholic Beverages - 1.7%
Coca-Cola Co.	4,875	370,744
Coca-Cola Consolidated, Inc.	99	18,982
Keurig Dr Pepper, Inc.	6,095	160,481
PepsiCo, Inc.	4,687	727,844
Primo Brands Corp.	137	2,580
		1,280,631
Tobacco - 1.1%
Altria Group, Inc.	7,569	499,479
Philip Morris International, Inc.	1,830	302,572
		802,051
Total Consumer Staples		6,091,410

Energy - 13.0%
Integrated Oil & Gas - 6.7%
Chevron Corp.	8,485	1,755,546
Exxon Mobil Corp.	17,862	3,030,467
Occidental Petroleum Corp.	3,131	203,515
		4,989,528
Oil & Gas Drilling - 0.1%
Noble Corp. PLC	359	17,616
Transocean Ltd. (a)	4,390	29,106
		46,722
Oil & Gas Equipment & Services - 0.6%
Baker Hughes Co.	1,150	70,207
Halliburton Co.	2,850	111,122

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
NOV, Inc.	1,431	$26,917
SLB Ltd.	4,297	220,823
Weatherford International PLC	60	5,675
		434,744
Oil & Gas Exploration & Production - 2.8%
Antero Resources Corp. (a)	1,268	53,814
APA Corp.	1,553	65,909
Chord Energy Corp.	248	35,261
ConocoPhillips	5,573	735,636
Coterra Energy, Inc.	3,470	121,936
Devon Energy Corp.	2,682	134,958
Diamondback Energy, Inc.	798	157,836
EOG Resources, Inc.	2,387	345,089
EQT Corp.	1,811	115,252
Expand Energy Corp.	1,123	123,283
Matador Resources Co.	449	28,368
Murphy Oil Corp.	517	21,326
Ovintiv, Inc.	1,122	66,602
Permian Resources Corp.	3,267	69,653
Range Resources Corp.	924	41,746
		2,116,669
Oil & Gas Refining & Marketing - 1.4%
HF Sinclair Corp.	670	41,801
Marathon Petroleum Corp.	1,340	327,201
PBF Energy, Inc. - Class A	455	21,667
Phillips 66	1,752	319,180
Valero Energy Corp.	1,326	327,628
		1,037,477
Oil & Gas Storage & Transportation - 1.4%
Antero Midstream Corp.	1,450	33,060
Cheniere Energy, Inc.	541	153,514
DT Midstream, Inc.	250	33,668
Hess Midstream LP - Class A	133	5,170
Kinder Morgan, Inc.	8,710	292,046
ONEOK, Inc.	2,791	252,278
Targa Resources Corp.	385	96,531
Williams Cos., Inc.	1,886	137,263
		1,003,530
Total Energy		9,628,670

Financials - 21.8%
Asset Management & Custody Banks - 2.0%
Affiliated Managers Group, Inc.	118	32,651
Ameriprise Financial, Inc.	321	142,653
Ares Management Corp. - Class A	233	25,420

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Bank of New York Mellon Corp.	2,243	$266,087
Blackrock, Inc.	204	196,189
Blackstone, Inc.	2,121	243,894
Carlyle Group, Inc.	1,134	54,874
Franklin Resources, Inc.	1,326	31,320
Invesco Ltd.	1,808	43,916
KKR & Co., Inc.	1,182	109,335
Northern Trust Corp.	756	105,515
SEI Investments Co.	251	19,696
State Street Corp.	968	122,510
T Rowe Price Group, Inc.	921	83,019
TPG, Inc.	263	10,654
		1,487,733
Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	448	26,181
MGIC Investment Corp.	938	24,622
Radian Group, Inc.	660	21,833
Rocket Cos., Inc. - Class A (a)	2,072	29,526
UWM Holdings Corp.	77	279
		102,441
Consumer Finance - 1.1%
Ally Financial, Inc.	1,146	44,957
American Express Co.	373	112,825
Capital One Financial Corp.	2,804	511,534
Credit Acceptance Corp. (a)	13	5,505
OneMain Holdings, Inc.	467	24,980
SLM Corp.	907	19,419
Synchrony Financial	1,561	106,179
		825,399
Diversified Banks - 6.3%
Bank of America Corp.	30,318	1,478,003
Citigroup, Inc.	7,086	803,623
Fifth Third Bancorp	4,038	187,606
First Citizens BancShares, Inc. - Class A	34	64,078
JPMorgan Chase & Co.	1,527	449,182
KeyCorp	4,688	93,994
PNC Financial Services Group, Inc.	1,720	357,915
US Bancorp	6,970	362,510
Wells Fargo & Co.	11,093	883,114
		4,680,025
Diversified Financial Services - 0.1%
Corebridge Financial, Inc.	1,050	25,053
Equitable Holdings, Inc.	1,267	47,018
Voya Financial, Inc.	452	30,881
		102,952

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 0.4%
CME Group, Inc.	665	$196,408
FactSet Research Systems, Inc.	96	20,831
Intercontinental Exchange, Inc.	363	57,092
MarketAxess Holdings, Inc.	39	6,434
Morningstar, Inc.	15	2,536
		283,301
Insurance Brokers - 0.5%
Aon PLC - Class A	181	58,423
Arthur J Gallagher & Co.	148	32,054
Brown & Brown, Inc.	383	24,976
Marsh & McLennan Cos., Inc.	963	167,032
Willis Towers Watson PLC	203	59,012
		341,497
Investment Banking & Brokerage - 2.6%
Charles Schwab Corp.	2,363	222,075
Evercore, Inc. - Class A	82	24,478
Goldman Sachs Group, Inc.	1,179	997,422
Houlihan Lokey, Inc.	87	12,495
Jefferies Financial Group, Inc.	584	24,102
Lazard, Inc.	449	19,073
Morgan Stanley	3,154	519,054
Raymond James Financial, Inc.	532	77,028
Stifel Financial Corp.	601	44,389
		1,940,116
Life & Health Insurance - 1.1%
Aflac, Inc.	2,349	257,709
F&G Annuities & Life, Inc.	63	1,595
Globe Life, Inc.	331	46,065
Lincoln National Corp.	674	23,927
MetLife, Inc.	2,460	173,971
Primerica, Inc.	122	30,559
Principal Financial Group, Inc.	964	86,866
Prudential Financial, Inc.	1,522	148,684
Unum Group	685	50,026
		819,402
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	2,173	1,041,302

Property & Casualty Insurance - 3.3%
Allstate Corp.	1,138	235,953
American Financial Group, Inc.	311	39,718
American International Group, Inc.	2,414	181,653
Arch Capital Group Ltd. (a)	1,516	145,521
Assurant, Inc.	225	49,007

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Axis Capital Holdings Ltd.	333	$33,770
Chubb Ltd.	1,595	519,858
Cincinnati Financial Corp.	653	102,750
Erie Indemnity Co. - Class A	14	3,518
Fidelity National Financial, Inc.	1,099	50,972
First American Financial Corp.	450	27,130
Hanover Insurance Group, Inc.	134	23,229
Hartford Insurance Group, Inc.	1,225	165,657
Loews Corp.	764	81,549
Markel Group, Inc. (a)	43	82,305
Old Republic International Corp.	913	36,429
Progressive Corp.	1,367	270,994
RLI Corp.	117	6,674
Selective Insurance Group, Inc.	239	18,018
Travelers Cos., Inc.	962	280,596
W R Berkley Corp.	1,090	72,245
		2,427,546
Regional Banks - 1.8%
Bank OZK	450	20,650
BOK Financial Corp.	93	11,910
Citizens Financial Group, Inc.	1,764	105,787
Commerce Bancshares, Inc.	483	23,764
Cullen/Frost Bankers, Inc.	194	26,594
East West Bancorp, Inc.	596	63,629
First Financial Bankshares, Inc.	249	7,333
First Horizon Corp.	2,096	47,705
Flagstar Bank NA	1,537	20,242
Huntington Bancshares, Inc.	8,931	139,770
M&T Bank Corp.	663	137,055
Old National Bancorp/IN	1,333	29,459
Pinnacle Financial Partners, Inc.	652	56,163
Popular, Inc.	295	39,580
Prosperity Bancshares, Inc.	384	25,797
Regions Financial Corp.	3,981	103,984
SOUTHSTATE BANK CORP	446	41,264
TFS Financial Corp.	221	3,105
Truist Financial Corp.	5,615	258,122
UMB Financial Corp.	369	41,619
United Bankshares, Inc.	489	20,254
Webster Financial Corp.	687	47,692
Western Alliance Bancorp	162	11,478
Wintrust Financial Corp.	277	38,486
Zions Bancorp NA	606	34,918
		1,356,360

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Reinsurance - 0.3%
Everest Group Ltd.	175	$57,199
Reinsurance Group of America, Inc.	314	64,106
RenaissanceRe Holdings Ltd.	190	56,474
		177,779
Transaction & Payment Processing Services - 0.8%
Corpay, Inc. (a)	87	25,316
Euronet Worldwide, Inc. (a)	134	8,894
Fidelity National Information Services, Inc.	2,277	106,814
Fiserv, Inc. (a)	2,535	141,453
Global Payments, Inc.	1,065	71,675
Jack Henry & Associates, Inc.	12	1,896
PayPal Holdings, Inc.	4,372	197,746
Western Union Co.	1,558	13,601
WEX, Inc. (a)	132	20,201
		587,596
Total Financials		16,173,449

Health Care - 17.0%
Biotechnology - 3.6%
AbbVie, Inc.	4,802	1,044,387
Amgen, Inc.	1,470	517,220
Biogen, Inc. (a)	610	111,831
BioMarin Pharmaceutical, Inc. (a)	273	15,422
CRISPR Therapeutics AG (a)	230	10,941
Gilead Sciences, Inc.	3,758	523,752
Halozyme Therapeutics, Inc. (a)	84	5,429
Incyte Corp. (a)	327	30,777
Ionis Pharmaceuticals, Inc. (a)	288	21,626
Moderna, Inc. (a)	951	48,311
Regeneron Pharmaceuticals, Inc.	331	255,744
Revolution Medicines, Inc. (a)	679	66,033
Roivant Sciences Ltd. (a)	422	11,689
Summit Therapeutics, Inc. (a)	715	13,556
United Therapeutics Corp. (a)	17	10,081
		2,686,799
Health Care Distributors - 1.3%
Cardinal Health, Inc.	1,032	218,072
Cencora, Inc.	842	264,506
Henry Schein, Inc. (a)	405	29,848
McKesson Corp.	516	446,526
		958,952
Health Care Equipment - 2.0%
Abbott Laboratories	5,497	564,377
Baxter International, Inc.	2,166	36,389

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Becton Dickinson & Co.	1,076	$169,180
GE HealthCare Technologies, Inc.	1,268	90,256
Hologic, Inc. (a)	960	72,567
Medtronic PLC	4,911	425,538
STERIS PLC	71	15,700
Teleflex, Inc.	174	20,812
Zimmer Biomet Holdings, Inc.	865	78,213
		1,473,032
Health Care Facilities - 0.4%
Encompass Health Corp.	302	29,213
HCA Healthcare, Inc.	347	164,214
Tenet Healthcare Corp. (a)	392	73,974
Universal Health Services, Inc. - Class B	236	42,237
		309,638
Health Care Services - 1.3%
Chemed Corp.	27	10,199
Cigna Group	1,162	309,964
CVS Health Corp.	5,653	405,998
DaVita, Inc. (a)	164	25,205
Guardant Health, Inc. (a)	10	924
Labcorp Holdings, Inc.	361	96,318
Option Care Health, Inc. (a)	180	4,846
Quest Diagnostics, Inc.	485	95,050
		948,504
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	200	34,286
Cooper Cos., Inc. (a)	414	29,601
Medline, Inc. (a)	56	2,492
Solventum Corp. (a)	284	18,545
		84,924
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	331	37,727
Avantor, Inc. (a)	2,854	22,375
Bio-Rad Laboratories, Inc. - Class A (a)	101	28,154
Bruker Corp.	130	4,696
Charles River Laboratories International, Inc. (a)	120	20,700
Danaher Corp.	1,415	268,284
ICON PLC (a)	191	21,136
IQVIA Holdings, Inc. (a)	155	26,434
QIAGEN NV	475	19,019
Revvity, Inc.	484	42,403
Sotera Health Co. (a)	194	2,782
Thermo Fisher Scientific, Inc.	399	196,120
Waters Corp. (a)	6	1,787

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
West Pharmaceutical Services, Inc.	31	$7,770
		699,387
Managed Health Care - 2.1%
Centene Corp. (a)	2,135	69,900
Elevance Health, Inc.	1,001	293,043
Humana, Inc.	515	89,296
Molina Healthcare, Inc. (a)	234	31,192
UnitedHealth Group, Inc.	4,060	1,098,595
		1,582,026
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	9,184	557,010
Elanco Animal Health, Inc. (a)	1,634	39,102
Jazz Pharmaceuticals PLC (a)	291	55,014
Johnson & Johnson	5,466	1,336,109
Merck & Co., Inc.	7,752	932,488
Pfizer, Inc.	25,667	720,729
Royalty Pharma PLC - Class A	1,804	86,538
Viatris, Inc.	5,075	68,563
Zoetis, Inc.	728	86,057
		3,881,610
Total Health Care		12,624,872

Industrials - 8.3%
Aerospace & Defense - 1.4%
General Dynamics Corp.	530	181,907
Huntington Ingalls Industries, Inc.	104	39,510
L3Harris Technologies, Inc.	216	74,552
Lockheed Martin Corp.	613	370,491
Northrop Grumman Corp.	230	156,915
RTX Corp.	689	132,908
Textron, Inc.	759	66,458
		1,022,741
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	239	27,693
CNH Industrial NV	3,730	41,030
Deere & Co.	247	139,135
Toro Co.	287	26,817
		234,675
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	373	61,944
Expeditors International of Washington, Inc.	473	67,748
FedEx Corp.	971	345,851
GXO Logistics, Inc. (a)	321	16,644
United Parcel Service, Inc. - Class B	3,336	328,195
		820,382

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Building Products - 0.7%
A O Smith Corp.	299	$19,716
Advanced Drainage Systems, Inc.	65	8,913
Allegion PLC	68	9,880
Builders FirstSource, Inc. (a)	469	38,613
Carlisle Cos., Inc.	155	51,711
Carrier Global Corp.	1,848	104,061
Fortune Brands Innovations, Inc.	564	21,979
Johnson Controls International PLC	854	111,831
Lennox International, Inc.	21	9,747
Masco Corp.	791	47,753
Owens Corning	347	37,552
Simpson Manufacturing Co., Inc.	3	515
Trex Co., Inc. (a)	163	5,936
UFP Industries, Inc.	238	21,925
		490,132
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	196	41,532
Knight-Swift Transportation Holdings, Inc.	687	39,557
Landstar System, Inc.	145	23,245
Old Dominion Freight Line, Inc.	10	1,954
U-Haul Holding Co.	368	16,439
U-Haul Holding Co. (a)	7	335
		123,062
Construction & Engineering - 0.1%
AECOM	352	29,857
Everus Construction Group, Inc. (a)	34	4,014
Fluor Corp. (a)	526	24,538
Valmont Industries, Inc.	20	7,991
WillScot Holdings Corp.	963	16,718
		83,118
Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	287	33,596
Cummins, Inc.	127	68,329
Oshkosh Corp.	262	38,569
PACCAR, Inc.	1,429	165,049
		305,543
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	97	15,760
Genpact Ltd.	559	20,823
Maximus, Inc.	240	15,384
SS&C Technologies Holdings, Inc.	598	40,407
		92,374
Electrical Components & Equipment - 0.2%
Acuity, Inc.	58	16,253

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Emerson Electric Co.	398	$52,146
Generac Holdings, Inc. (a)	85	16,603
Regal Rexnord Corp.	274	51,309
Sensata Technologies Holding PLC	627	22,083
		158,394
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	27	5,914
Veralto Corp.	67	5,924
Waste Management, Inc.	169	38,834
		50,672
Heavy Electrical Equipment - 0.0% (b)
NuScale Power Corp. (a)	93	1,008

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	476	96,714
Paychex, Inc.	959	88,343
Paycom Software, Inc.	51	6,198
		191,255
Industrial Conglomerates - 0.8%
3M Co.	1,842	267,514
Honeywell International, Inc.	1,298	293,387
		560,901
Industrial Machinery & Supplies & Components - 0.8%
Crane Co.	55	9,405
Donaldson Co., Inc.	101	8,572
Dover Corp.	299	62,327
Esab Corp.	40	3,866
Flowserve Corp.	179	13,158
Fortive Corp.	951	52,571
Gates Industrial Corp. PLC (a)	683	15,443
Graco, Inc.	196	16,591
IDEX Corp.	130	24,641
Illinois Tool Works, Inc.	446	116,089
Lincoln Electric Holdings, Inc.	22	5,480
Middleby Corp. (a)	147	19,489
Mueller Industries, Inc.	191	21,163
Nordson Corp.	75	19,955
Otis Worldwide Corp.	515	39,696
Pentair PLC	245	21,342
Snap-on, Inc.	162	58,842
Stanley Black & Decker, Inc.	763	54,219
Timken Co.	247	24,841
Watts Water Technologies, Inc. - Class A	1	290
		587,980

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Office Services & Supplies - 0.0% (b)
MSA Safety, Inc.	16	$2,623

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	168	6,179
American Airlines Group, Inc. (a)	675	7,249
Delta Air Lines, Inc.	695	46,204
Southwest Airlines Co.	238	8,942
United Airlines Holdings, Inc. (a)	339	31,212
		99,786
Passenger Ground Transportation - 0.0% (b)
Lyft, Inc. - Class A (a)	43	572

Rail Transportation - 1.0%
CSX Corp.	3,822	156,893
Norfolk Southern Corp.	556	159,572
Union Pacific Corp.	1,817	440,841
		757,306
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	688	17,943
Booz Allen Hamilton Holding Corp.	315	24,579
CACI International, Inc. - Class A (a)	32	17,404
Equifax, Inc.	153	27,551
FTI Consulting, Inc. (a)	37	6,541
Jacobs Solutions, Inc.	437	55,621
KBR, Inc.	518	19,094
Leidos Holdings, Inc.	334	51,944
Science Applications International Corp.	198	18,794
TransUnion	280	19,373
		258,844
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	752	103,159
Air Lease Corp.	448	29,093
Applied Industrial Technologies, Inc.	39	10,348
Core & Main, Inc. - Class A (a)	61	3,013
Ferguson Enterprises, Inc.	205	47,818
MSC Industrial Direct Co., Inc. - Class A	156	14,394
SiteOne Landscape Supply, Inc. (a)	5	666
United Rentals, Inc.	37	26,957
Watsco, Inc.	56	20,372
WESCO International, Inc.	153	41,864
		297,684
Total Industrials		6,139,052

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 7.5%
Application Software - 0.6%
Adobe, Inc. (a)	573	$139,285
Dropbox, Inc. - Class A (a)	525	11,928
Pegasystems, Inc.	21	894
Roper Technologies, Inc.	209	73,957
Strategy, Inc. - Class A (a)	1,461	182,333
Trimble, Inc. (a)	324	21,134
Zoom Communications, Inc. - Class A (a)	465	37,381
		466,912
Communications Equipment - 0.8%
Cisco Systems, Inc.	7,599	589,607
F5, Inc. (a)	15	4,340
Lumentum Holdings, Inc. (a)	32	22,488
		616,435
Electronic Components - 0.2%
Corning, Inc.	621	84,438
Littelfuse, Inc.	38	12,895
		97,333
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	6,124
Keysight Technologies, Inc. (a)	88	24,848
Ralliant Corp.	64	2,662
Teledyne Technologies, Inc. (a)	5	3,025
Vontier Corp.	382	13,549
Zebra Technologies Corp. - Class A (a)	195	40,771
		90,979
Electronic Manufacturing Services - 0.4%
Flex Ltd. (a)	1,108	72,530
Jabil, Inc.	248	65,876
TE Connectivity PLC	631	131,892
		270,298
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	444	50,993
Applied Digital Corp. (a)	566	13,437
GoDaddy, Inc. - Class A (a)	103	8,515
		72,945
IT Consulting & Other Services - 1.1%
Accenture PLC - Class A	1,670	331,144
Amdocs Ltd.	486	31,716
Cognizant Technology Solutions Corp. - Class A	1,872	114,847
EPAM Systems, Inc. (a)	104	14,082
Gartner, Inc. (a)	58	9,184
Globant SA (a)	44	2,029
International Business Machines Corp.	1,343	325,530

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Kyndryl Holdings, Inc. (a)	580	$7,609
		836,141
Semiconductor Materials & Equipment - 0.2%
Amkor Technology, Inc.	351	15,806
Enphase Energy, Inc. (a)	221	8,356
MKS, Inc.	84	19,304
Qnity Electronics, Inc.	253	29,191
Teradyne, Inc.	107	31,721
		104,378
Semiconductors - 2.9%
Analog Devices, Inc.	154	48,993
Cirrus Logic, Inc. (a)	95	13,739
Intel Corp. (a)	13,136	579,692
Microchip Technology, Inc.	1,349	87,159
Micron Technology, Inc.	1,079	364,529
NXP Semiconductors NV	524	103,155
ON Semiconductor Corp. (a)	600	37,152
Qorvo, Inc. (a)	375	29,025
QUALCOMM, Inc.	4,273	550,277
Silicon Laboratories, Inc. (a)	52	10,824
SiTime Corp. (a)	3	1,036
Skyworks Solutions, Inc.	678	36,307
Texas Instruments, Inc.	1,500	291,210
Universal Display Corp.	3	275
		2,153,373
Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	160	9,609
Gen Digital, Inc.	2,206	41,539
Nebius Group NV (a)	367	38,080
		89,228
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	226	32,410
CDW Corp.	585	70,797
TD SYNNEX Corp.	321	54,156
		157,363
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	1,452	238,317
Hewlett Packard Enterprise Co.	6,084	144,860
HP, Inc.	3,983	76,514
NetApp, Inc.	776	79,455
Seagate Technology Holdings PLC	132	51,712
Western Digital Corp.	17	4,598
		595,456
Total Information Technology		5,550,841

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Materials - 3.7%
Aluminum - 0.1%
Alcoa Corp.	1,128	$74,820

Commodity Chemicals - 0.3%
Dow, Inc.	3,114	129,698
LyondellBasell Industries NV - Class A	1,101	88,697
Westlake Corp.	177	20,677
		239,072
Construction Materials - 0.2%
CRH PLC	1,203	126,459
Eagle Materials, Inc.	58	10,988
James Hardie Industries PLC (a)	942	17,842
Martin Marietta Materials, Inc.	9	5,298
		160,587
Copper - 0.2%
Freeport-McMoRan, Inc.	2,990	175,752

Diversified Metals & Mining - 0.0% (b)
MP Materials Corp. (a)	145	6,998

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	713	92,576
Corteva, Inc.	1,865	156,119
Mosaic Co.	1,354	34,527
Scotts Miracle-Gro Co.	225	13,682
		296,904
Gold - 0.0% (b)
Newmont Corp.	264	28,578

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	650	188,819
Linde PLC	511	253,333
		442,152
Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	13,358
Ball Corp.	1,102	65,139
Crown Holdings, Inc.	518	51,930
		130,427
Paper & Plastic Packaging Products & Materials - 0.6%
Amcor PLC	2,009	79,858
Avery Dennison Corp.	276	47,659
Graphic Packaging Holding Co.	1,152	11,451
International Paper Co.	2,567	91,642
Packaging Corp. of America	254	53,904

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Sealed Air Corp.	565	$23,758
Smurfit Westrock PLC	2,187	87,152
Sonoco Products Co.	544	29,425
		424,849
Specialty Chemicals - 0.6%
Albemarle Corp.	59	10,592
Axalta Coating Systems Ltd. (a)	852	23,601
Celanese Corp.	477	31,372
DuPont de Nemours, Inc.	1,890	86,562
Eastman Chemical Co.	535	40,831
International Flavors & Fragrances, Inc.	1,029	74,654
PPG Industries, Inc.	990	105,811
RPM International, Inc.	264	26,242
Sherwin-Williams Co.	26	8,334
Solstice Advanced Materials, Inc.	300	22,848
		430,847
Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	161	1,360
Commercial Metals Co.	462	28,381
Nucor Corp.	989	167,240
Reliance, Inc.	229	69,598
Steel Dynamics, Inc.	625	112,500
		379,079
Total Materials		2,790,065

Real Estate - 0.1%
Real Estate Development - 0.0% (b)
Howard Hughes Holdings, Inc. (a)	67	4,238

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	183	24,789
Jones Lang LaSalle, Inc. (a)	196	59,647
Zillow Group, Inc. - Class A (a)	25	1,035
Zillow Group, Inc. - Class C (a)	74	3,062
		88,533
Total Real Estate		92,771

Utilities - 6.8%
Electric Utilities - 4.2%
Alliant Energy Corp.	883	63,364
American Electric Power Co., Inc.	2,364	309,873
Duke Energy Corp.	3,502	458,552
Edison International	1,677	122,723
Entergy Corp.	1,736	195,057
Evergy, Inc.	981	80,364

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Eversource Energy	1,596	$110,571
Exelon Corp.	4,704	230,590
FirstEnergy Corp.	2,375	120,318
IDACORP, Inc.	187	26,735
NextEra Energy, Inc.	3,491	324,244
NRG Energy, Inc.	377	55,095
OGE Energy Corp.	1,031	49,447
PG&E Corp.	9,298	163,366
Pinnacle West Capital Corp.	572	57,629
Portland General Electric Co.	511	26,965
PPL Corp.	2,305	88,051
Southern Co.	4,399	424,591
TXNM Energy, Inc.	335	19,584
Xcel Energy, Inc.	2,655	210,913
		3,138,032
Gas Utilities - 0.2%
Atmos Energy Corp.	410	75,735
MDU Resources Group, Inc.	737	15,271
National Fuel Gas Co.	352	33,074
UGI Corp.	883	32,159
		156,239
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,941	41,439

Multi-Utilities - 2.1%
Ameren Corp.	1,032	113,437
Black Hills Corp.	316	21,934
CenterPoint Energy, Inc.	2,718	117,309
CMS Energy Corp.	1,342	104,112
Consolidated Edison, Inc.	1,555	175,995
Dominion Energy, Inc.	3,727	230,403
DTE Energy Co.	798	116,684
NiSource, Inc.	1,540	71,856
Public Service Enterprise Group, Inc.	2,096	169,671
Sempra	2,909	282,668
WEC Energy Group, Inc.	1,400	162,078
		1,566,147
Renewable Electricity - 0.0% (b)
Clearway Energy, Inc. - Class A	54	2,115
Clearway Energy, Inc. - Class C	183	7,190
		9,305
Water Utilities - 0.2%
American Water Works Co., Inc.	569	77,435
Essential Utilities, Inc.	1,223	49,250
		126,685

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Total Utilities		$5,037,847
TOTAL COMMON STOCKS (Cost $63,600,268)		71,711,603

REAL ESTATE INVESTMENT TRUSTS - 3.2%
Financials - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	4,510	45,236
Annaly Capital Management, Inc.	2,802	59,262
Rithm Capital Corp.	2,040	19,339
Starwood Property Trust, Inc.	1,518	26,140
Total Financials		149,977

Real Estate - 3.0%
Data Center REITs - 0.0% (b)
Digital Realty Trust, Inc.	104	18,742

Diversified REITs - 0.1%
WP Carey, Inc.	1,025	69,659

Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	704	32,680
Healthpeak Properties, Inc.	2,516	41,338
Omega Healthcare Investors, Inc.	1,288	56,440
		130,458
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	2,324	44,528
Ryman Hospitality Properties, Inc.	13	1,199
		45,727
Industrial REITs - 0.2%
EastGroup Properties, Inc.	14	2,591
First Industrial Realty Trust, Inc.	164	9,487
Lineage, Inc.	325	10,647
Prologis, Inc.	719	95,038
Rexford Industrial Realty, Inc.	612	20,031
STAG Industrial, Inc.	384	13,847
		151,641
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	507	82,819
Camden Property Trust	243	23,731
Equity Residential	865	51,165
Essex Property Trust, Inc.	171	41,382
Mid-America Apartment Communities, Inc.	335	40,910
UDR, Inc.	387	13,073
		253,080

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Office REITs - 0.1%
BXP, Inc.	677	$35,136
Cousins Properties, Inc.	728	16,431
Kilroy Realty Corp.	466	13,146
Vornado Realty Trust	770	20,012
		84,725
Other Specialized REITs - 0.3%
Gaming and Leisure Properties, Inc.	1,117	49,561
Iron Mountain, Inc.	181	18,488
Lamar Advertising Co. - Class A	300	37,998
VICI Properties, Inc.	4,612	126,000
		232,047
Retail REITs - 0.6%
Agree Realty Corp.	88	6,633
Brixmor Property Group, Inc.	892	25,690
Federal Realty Investment Trust	213	22,623
Kimco Realty Corp.	2,869	64,466
NNN REIT, Inc.	893	37,533
Realty Income Corp.	1,823	111,531
Regency Centers Corp.	540	40,856
Simon Property Group, Inc.	786	146,613
		455,945
Self-Storage REITs - 0.3%
CubeSmart	834	30,566
Extra Space Storage, Inc.	451	59,140
National Storage Affiliates Trust	116	4,378
Public Storage	404	109,435
		203,519
Single-Family Residential REITs - 0.2%
American Homes 4 Rent - Class A	699	19,516
Equity LifeStyle Properties, Inc.	219	13,670
Invitation Homes, Inc.	1,958	48,656
Sun Communities, Inc.	549	69,152
		150,994
Telecom Tower REITs - 0.5%
American Tower Corp.	1,079	186,214
Crown Castle, Inc.	1,777	144,488
SBA Communications Corp.	30	5,163
		335,865
Timber REITs - 0.1%
Rayonier, Inc.	1,377	28,394
Weyerhaeuser Co.	2,741	66,962
		95,356
Total Real Estate		2,227,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,494,363)		2,377,735

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
RIGHTS - 0.0% (b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,903	$—
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (d)	55,143	55,143
TOTAL MONEY MARKET FUNDS (Cost $55,143)		55,143

TOTAL INVESTMENTS - 99.9% (Cost $66,149,774)		$74,144,481
Other Assets in Excess of Liabilities - 0.1%		74,137
TOTAL NET ASSETS - 100.0%		$74,218,618

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 VALUE ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive 1000 Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$71,711,603	$—	$—	$71,711,603
Real Estate Investment Trusts	2,377,735	—	—	2,377,735
Rights	—	—	0(b)	0(b)
Money Market Funds	55,143	—	—	55,143
Total Investments	$74,144,481	$—	$ 0(b)	$74,144,481

(a) Management has determined that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.
(b) Represents less than 0.05% of net assets

Refer to the Schedule of Investments for further disaggregation of investment categories.